DERIVATIVE WARRANT LIABILITY FROM FINANCING AND CONVERTIBLE NOTE - Carrying Amounts (Details) - USD ($)				1 Months Ended						2 Months Ended	3 Months Ended				7 Months Ended	9 Months Ended	12 Months Ended
	Aug. 17, 2020	Jul. 23, 2020	May 28, 2020	Sep. 30, 2020	Jun. 30, 2020	Jun. 30, 2020	Mar. 31, 2019	Jan. 31, 2019	Dec. 31, 2017	Mar. 31, 2020	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	May 26, 2020	Jun. 30, 2019
Carrying amounts of derivative financial liability and convertible notes
Number of warrants outstanding																					0
Fair value								$ 190,303										$ 190,303
Amortization of deferred loss																	$ 3,494,501		$ 46,894,189
Fair value adjustment							$ (17,505)												(11,733,761)
Balance, Derivative financial liability																			190,303
Derivative financial liability and convertible note
Balance, 2020 Convertible notes and warrants and derivative liabilities											$ 1,522,054					$ 1,522,054	1,522,054
Series A Warrants
Carrying amounts of derivative financial liability and convertible notes
Cancellation of Warrants																	(101,750)
Series B Warrants
Carrying amounts of derivative financial liability and convertible notes
Add: Deferred loss																		$ (16,931)	$ (1,004,195)
Number of warrants exercised																		822,192	9,451,780
Series C Warrants
Carrying amounts of derivative financial liability and convertible notes
Add: Deferred loss																		$ (5,638)
Number of warrants exercised																		822,192	9,451,780
Series D Warrants
Carrying amounts of derivative financial liability and convertible notes
Number of warrants exercised																			1,698,841
Series F Warrants
Carrying amounts of derivative financial liability and convertible notes
Add: Deferred loss																			$ (29,085,125)
Number of warrants exercised																			22,431,506
Series A Units
Carrying amounts of derivative financial liability and convertible notes
Fair value								35,693										$ 35,693
Fair value adjustment							(5,575)												$ 1,190,630
Balance, Derivative financial liability																			35,693
Series A Units | Series A Warrants
Carrying amounts of derivative financial liability and convertible notes
Fair value												$ 807,977
Balance, Derivative financial liability					$ 807,977	$ 807,977					$ 2,051,657		$ 807,977			$ 2,051,657	$ 2,051,657
Number of warrants cancelled																	35,950,340
Cancellation of Warrants																	$ (24,480)
Series B Units
Carrying amounts of derivative financial liability and convertible notes
Fair value								82,523										82,523
Fair value adjustment							(5,253)												(8,411,543)
Balance, Derivative financial liability																			82,523
Series B Units | Series A Warrants
Carrying amounts of derivative financial liability and convertible notes
Cancellation of Warrants																	$ (77,270)
Series E Warrants
Carrying amounts of derivative financial liability and convertible notes
Fair value								$ 72,087										72,087
Fair value adjustment							(6,677)												(4,512,848)
Balance, Derivative financial liability																			72,087
Series E Warrants | Series E Warrants
Carrying amounts of derivative financial liability and convertible notes
Number of warrants cancelled																	22,431,506
Cancellation of Warrants																	$ (65,410)
Series C Warrants
Carrying amounts of derivative financial liability and convertible notes
Exercise of Warrants							$ (5,638)
Series C Warrants | Series C Warrants
Carrying amounts of derivative financial liability and convertible notes
Exercise of Warrants																	$ 822,192
January 2020 Warrants
Carrying amounts of derivative financial liability and convertible notes
Number of warrants outstanding											250,000					250,000	250,000
Fair value											$ 47,856	64,422	22,644			$ 22,644
Add: Deferred loss										$ (223,791)
Amortization of deferred loss										30,240	5,168	5,168	22,488
Fair value adjustment on exercised warrants										(3,885,746)			(969,133)
Fair value adjustment										(1,715,390)	(41,677)	(21,734)	(45,897)
Fair value adjustment, realized gain (loss)										422,102			(957,847)
Derecognition of deferred loss										93,813			76,473
Balance, Derivative financial liability				$ 47,856	$ 64,422	64,422				22,644	$ 11,347	47,856	64,422	$ 22,644		$ 11,347	$ 11,347
Unrealized Gain on Warrants Exercised										3,885,746			969,133
January 2020 Warrants | Series A Warrants
Carrying amounts of derivative financial liability and convertible notes
Fair value										6,145,620
Number of warrants exercised					1,185,000
January 2020 Warrants | Series B Warrants
Carrying amounts of derivative financial liability and convertible notes
Number of warrants exercised					991,940
January 2020 Warrants | Pre Funded Warrants
Carrying amounts of derivative financial liability and convertible notes
Number of warrants exercised								1,241,490
May 2020 Warrants
Carrying amounts of derivative financial liability and convertible notes
Number of warrants outstanding											648,910					648,910	648,910
Fair value					$ 4,526,732						$ 173,539	1,048,732
Add: Deferred loss												1,843,332	(2,464,696)
Amortization of deferred loss											35,644	35,644	55,709
Fair value adjustment											(465,822)	(106,350)	(1,069,013)
Balance, Derivative financial liability				173,539	1,048,732	1,048,732					$ (256,639)	173,539	1,048,732			$ (256,639)	$ (256,639)
Number of warrants exercised	501,000	1,424,049
May 2020 Warrants | July 23 warrants
Carrying amounts of derivative financial liability and convertible notes
Fair value adjustment on exercised warrants												(2,082,598)
Unrealized Gain on Warrants Exercised												2,082,598
May 2020 Warrants | August 17 Warrants
Carrying amounts of derivative financial liability and convertible notes
Fair value adjustment on exercised warrants												(565,221)
Unrealized Gain on Warrants Exercised												565,221
2020 June Warrants
Carrying amounts of derivative financial liability and convertible notes
Number of warrants outstanding											2,912,277					2,912,277	2,912,277
Fair value											$ 1,367,053	1,799,978
Add: Deferred loss													(448,877)
Amortization of deferred loss											56,571	56,571	8,609
Fair value adjustment											(1,472,800)	(489,496)	(164,711)
Balance, Derivative financial liability				1,367,053	1,799,978	1,799,978					$ (49,176)	1,367,053	1,799,978			$ (49,176)	$ (49,176)
2020 June Warrants | Series A Warrants
Carrying amounts of derivative financial liability and convertible notes
Fair value												2,404,957
Balance, Derivative financial liability					2,404,957	2,404,957							2,404,957
2020 August Warrants
Carrying amounts of derivative financial liability and convertible notes
Number of warrants outstanding											3,399,579					3,399,579	3,399,579
Fair value											$ (759,991)
Add: Deferred loss				(3,167,758)
Amortization of deferred loss				212,630							399,224
Fair value adjustment				(1,315,978)							(1,834,325)
Balance, Derivative financial liability				(759,991)							$ (2,195,092)	(759,991)				$ (2,195,092)	$ (2,195,092)
2020 August Warrants | Series A Warrants
Carrying amounts of derivative financial liability and convertible notes
Fair value				3,511,115
2020 December Warrants
Carrying amounts of derivative financial liability and convertible notes
Number of warrants outstanding											6,230,803					6,230,803	6,230,803
Add: Deferred loss											$ (1,278,414)
Amortization of deferred loss											40,279
Fair value adjustment											370,769
Balance, Derivative financial liability											$ 1,184,291					$ 1,184,291	$ 1,184,291
2020 Settlement Warrants
Carrying amounts of derivative financial liability and convertible notes
Number of warrants outstanding											500,000					500,000	500,000
Fair value											$ 517,290	575,935
Fair value adjustment											(315,617)	(58,645)	(232,042)
Balance, Derivative financial liability			$ 807,977	517,290	575,935	575,935					$ 201,673	517,290	575,935			$ 201,673	$ 201,673
2020 Repayment Warrants
Carrying amounts of derivative financial liability and convertible notes
Number of warrants outstanding											650,296					650,296	650,296
Fair value											$ 161,720
Fair value adjustment											(152,272)
Balance, Derivative financial liability				161,720							9,448	161,720				$ 9,448	$ 9,448
2020 Repayment Warrants | Series A Warrants
Carrying amounts of derivative financial liability and convertible notes
Fair value											161,720
Balance, Derivative financial liability				161,720								161,720
2017 Convertible notes
Carrying amounts of derivative financial liability and convertible notes
Fair value								$ 14,617,336	$ 26,100,900				3,783,494	5,400,189		3,783,494	5,400,189	14,617,336
Add: Deferred loss									$ (5,113,917)
Exercise of Warrants																(1,293,093)		(13,095,938)
Fair value adjustment Settlement Warrants																(807,977)
Fair value adjustment														(1,599,573)		1,214,576		3,878,791
Fair value adjustment, (unrealized) loss due to changes in credit spread														(17,122)
Re-payment of convertible note																$ (2,897,000)
Balance, Derivative financial liability										3,783,494				3,783,494	$ 5,400,189			$ 5,400,189	14,617,336
Number of warrants exercised																1,016,000		11,197,000
Derivative financial liability and convertible note
Convertible Notes (current)															5,400,189			$ 5,400,189	1,423,224
Convertible Notes (non-current)																			$ 13,194,112
2019 Convertible notes
Carrying amounts of derivative financial liability and convertible notes
Fair value											5,957,564	9,714,498	6,454,757	9,265,480	9,775,000	$ 6,454,757	9,265,480
Fair value adjustment											66,203	136,921	1,370,016	(1,533,410)	(509,520)
Fair value adjustment, realized gain (loss)											(128,776)	1,034,861	(413,681)	(143,750)
Fair value adjustment, (unrealized) loss due to changes in credit spread											300,366	110,229	2,303,406	(1,421,063)
Fair value adjustment, Repayment warrants												(161,720)
Balance, Derivative financial liability				5,957,564	9,714,498	9,714,498				$ 6,454,757	6,195,357	5,957,564	9,714,498	$ 6,454,757	9,265,480	6,195,357	6,195,357	9,265,480
Derivative financial liability and convertible note
Convertible Notes (current)											38,633				1,090,561	38,633	38,633	1,090,561
Convertible Notes (non-current)											6,156,724				$ 8,174,919	6,156,724	6,156,724	$ 8,174,919		$ 1,016,000
2019 Convertible notes | Convertible Note July 23 Conversion
Carrying amounts of derivative financial liability and convertible notes
Re-payment of convertible note												(3,613,341)
2019 Convertible notes | Convertible Note August 17 Conversion
Carrying amounts of derivative financial liability and convertible notes
Re-payment of convertible note												(1,263,884)
2020 Convertible notes
Carrying amounts of derivative financial liability and convertible notes
Fair value						6,449,634					2,796,726	2,619,248
Add: Deferred loss						(3,511,670)
Amortization of deferred loss						79,373					221,283	216,282
Fair value adjustment						(438,810)					(450,279)	(186,531)
Fair value adjustment, realized gain (loss)						34,985					(97,172)	99,712
Fair value adjustment, (unrealized) loss due to changes in credit spread						5,736					145,644	48,015
Balance, Derivative financial liability				$ 2,796,726	$ 2,619,248	$ 2,619,248					2,616,202	$ 2,796,726	$ 2,619,248			2,616,202	2,616,202
Derivative financial liability and convertible note
Convertible Notes (current)											37,525					37,525	37,525
Convertible Notes (non-current)											2,578,677					2,578,677	2,578,677
Balance, 2020 Convertible notes and warrants and derivative liabilities											1,522,054					1,522,054	1,522,054
2020 Convertible notes and warrants and derivative liabilities, current											37,525					37,525	37,525
2020 Convertible notes and warrants and derivative warrant liabilities											1,484,529					1,484,529	1,484,529
2020 Convertible notes | January 2020 Warrants
Carrying amounts of derivative financial liability and convertible notes
Balance, Derivative financial liability											11,347					11,347	11,347
2020 Convertible notes | May 2020 Warrants
Carrying amounts of derivative financial liability and convertible notes
Balance, Derivative financial liability											(256,639)					(256,639)	(256,639)
2020 Convertible notes | 2020 June Warrants
Carrying amounts of derivative financial liability and convertible notes
Balance, Derivative financial liability											(49,176)					(49,176)	(49,176)
2020 Convertible notes | 2020 August Warrants
Carrying amounts of derivative financial liability and convertible notes
Balance, Derivative financial liability											(2,195,092)					(2,195,092)	(2,195,092)
2020 Convertible notes | 2020 December Warrants
Carrying amounts of derivative financial liability and convertible notes
Balance, Derivative financial liability											1,184,291					1,184,291	1,184,291
2020 Convertible notes | 2020 Settlement Warrants
Carrying amounts of derivative financial liability and convertible notes
Balance, Derivative financial liability											201,673					201,673	201,673
2020 Convertible notes | 2020 Repayment Warrants
Carrying amounts of derivative financial liability and convertible notes
Balance, Derivative financial liability											$ 9,448					$ 9,448	$ 9,448